Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Cash	¥915,155	¥788,096
Deposits with banks	75,754,246	77,962,347

Total cash and deposits with banks	¥76,669,401	¥78,750,443

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows
The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2025, 2024 and 2023 is shown as follows:

	At March 31,
	2025	2024	2023

	(In millions)
Cash and deposits with banks	¥76,669,401	¥78,750,443	¥76,465,511
Less: term deposits with original maturities over three months	(816,486)	(663,985)	(444,741)
Less: cash segregated as deposits and others	(602,791)	(648,652)	(676,535)

Cash and cash equivalents	¥75,250,124	¥77,437,806	¥75,344,235